Valuation and Qualifying Accounts (Detail) - Allowance for Doubtful Accounts - USD ($) $ in Thousands	4 Months Ended	5 Months Ended	12 Months Ended
	Jul. 31, 2017	Dec. 31, 2017	Mar. 31, 2017
Valuation and Qualifying Accounts Disclosure [Line Items]
Additions at Cost		$ 1,800
Balance at End of Period		$ 1,800
Predecessor
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 16,165		$ 11,450
Additions at Cost			5,348
Deductions	$ 16,165 [1]		633
Balance at End of Period			$ 16,165

[1]	Approximately $15.4 million was deducted from the allowance for doubtful accounts in conjunction with the application of fresh-start accounting upon emergence from Chapter 11 bankruptcy.